Share Capital and Additional Paid-In Capital (Tables)	12 Months Ended
Mar. 31, 2026
Share Capital and Additional Paid-In Capital [Abstract]
Schedule of IPO Costs Deducted to the Additional Paid-in Capital

Following table illustrate the total IPO costs deducted to the additional paid-in capital

As at March 31, 2025
Deferred IPO costs as of March 31, 2024	$1,260,075
IPO costs paid during the year ended March 31, 2025	1,377,579
Shares issued advanced amortized for deferred IPO costs	914,857

Total IPO costs deducted to the additional paid-in capital during the year ended March 31, 2025	$3,552,511

Schedule of Share Capital and Additional Paid-In Capital
	Number of shares	Amount	Additional Paid-in Capital
Authorized Class A Ordinary shares of US$0.001 as at March 31, 2026 *	940,000,000	$940,000	$—
Authorized Class B Ordinary shares of US$0.001 as at March 31, 2026 *	60,000,000	$60,000	$—
Issued Class A Ordinary shares of US$0.001 as at March 31, 2025 *	11,000,000	$11,000	$3,463,898
Issued Class B Ordinary shares of US$0.001 as at March 31, 2025 *	—	$—	$—
Issued Class A Ordinary shares of US$0.001 as at March 31, 2026 *	16,349,986	$16,350	$8,951,411
Issued Class B Ordinary shares of US$0.001 as at March 31, 2026 *	7,150,000	$7,150	$—

*	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.